Condensed Financial Information of the Parent Company - Schedule of Balance Sheet (Details) - Parent Company [Member] - USD ($)		Sep. 30, 2025	Sep. 30, 2024
ASSETS
Cash		$ 667,533	$ 2,361,938
Due from subsidiaries		23,041,857	20,616,717
Prepaid expenses and other current assets, net		4,615,625	530,589
Intangible assets		1,766,575
Investment in subsidiaries		32,970,714	18,659,647
Total assets		63,062,304	42,168,891
LIABILITIES AND EQUITY
Accrued expenses and other liabilities		308,037	308,037
Warrants liabilities		494,048
Total current liabilities		802,086	308,037
Equity:
Additional paid-in capital		63,897,923	27,796,887
Statutory reserves		3,061,428	1,926,547
Accumulated deficit (retained earnings)		(4,700,020)	12,137,352
Total Global Mofy AI Limited shareholders’ equity		62,260,218	41,860,854
Total liabilities and equity		63,062,304	42,168,891
Class A Ordinary Shares
Equity:
Common stock value	[1],[2]	775	42
Class B Ordinary Shares
Equity:
Common stock value		$ 112	$ 26

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 11).
[2]	The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 11).